Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2019
Share-based payment arrangements [Abstract]
Explanation of Effect of Share-based Payments on Entity's Profit or Loss	The total cost relating to employee share-based payments is made up as follows:

	SA rand
Figures in million	2019	2018

2006 share plan	197	363
Sisonke ESOP	33	—

Total employee share-based payments	230	363

Disclosure of Terms and Conditions of Share-based Payment Arrangement

Award	Vesting	Performance criteria

PU*	The PU will vest after three years from the date on which the service period commenced	The participant is still employed within the group
*The term Participation Units means the vested rights of a beneficiary to an equal number of Harmony shares held by the Trust.

Termination of employees' participation in the share plan is based on "no fault" and "fault" definitions.

• Fault	All unvested and unexercised PU not yet vested are lapsed and cancelled.
• No fault	Accelerated vesting occurs and all unvested and unexercised PU are settled in accordance with the rules of the plan
The 2006 share plan consists of share appreciation rights (SARs), performance shares (PS) and restricted shares (RS). The share plan is equity-settled.

Award	Vesting	Performance criteria

SARs
SARs will vest in equal thirds in year three, four and five, subject to the performance conditions having been satisfied.

The SARs will have an expiry date of six years from the grant date and the offer price equals the closing market prices of the underlying shares on the trading date immediately preceding the grant.
2012 to 2014 allocation: The group's headline earnings per share must have grown since the allocation date by more than the South African Consumer Price Index (CPI).

PS	The PS will vest after three years from the grant date, if and to the extent that the performance conditions have been satisfied.
2015 to 2017 allocation:
• 50% of the number of rights awarded are linked to the total shareholder return of the group on an absolute basis.
• 50% of the number of rights awarded are linked to the total shareholder return of the group as compared to that of the South African gold index.

2014 allocation:
• the number of the rights awarded are linked to the group's performance in comparison to the South African Gold Index.

RS	The RS will vest after three years from grant date.	The participant is still employed within the group.

Termination of employees' participation in the share plan is based on "no fault" and "fault" definitions.

• Fault	All unvested and unexercised SARs and all PS and RS not yet vested are lapsed and cancelled.
• No fault	Accelerated vesting occurs and all unvested and unexercised share options are settled in accordance with the rules of the plan

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options

Number of PU
Activity on PU granted but not exercised	2019	2018

Balance at beginning of year	—	—
PU granted	6 974 500	—
Options vested	(107 100)	—
Options forfeited and lapsed	(48 375)	—

Balance at end of year	6 819 025	—

	2019	2018

Gain realised by participants on options exercised during the year (R'million)	3	n/a
Weighted average share price at the date of exercise (SA rand)	27.16	n/a
Remaining life (years)	2.5	n/a

List of options and rights granted but not yet exercised (listed by grant date)	Number of options and rights	Award price (SA rand)	Remaining life (years)

As at 30 June 2019

Share appreciation rights
15 November 2013	3 652 807	33.18	0.4
17 November 2014	3 060 237	18.41	1.4

	6 713 044

Performance shares
29 November 2016	7 944 126	n/a	0.4
15 November 2017	13 063 470	n/a	1.4

	21 007 596

Total options and rights granted but not yet exercised	27 720 640

	SA rand
Figures in million	2019	2018

Gain realised by participants on options and rights traded during the year	484	164

Fair value of options and rights exercised during the year	489	181
Activity on share options

	SARs		PS	RS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA rand)	Number of rights	Number of rights

For the year ended 30 June 2019

Balance at beginning of year	9 847 860	50.20	42 427 284	550 996
Options exercised	(1 564 486)	27.50	(20 166 093)	(550 996)
Options forfeited and lapsed	(1 570 330)	56.29	(1 253 595)	—

Balance at end of year	6 713 044	26.45	21 007 596	—

	SARs		PS	RS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA rand)	Number of rights	Number of rights

For the year ended 30 June 2018

Balance at beginning of year	12 476 697	32.60	37 848 573	701 412
Options granted	—	—	14 406 437	—
Options exercised	(794 351)	24.37	(3 873 467)	(120 000)
Options forfeited and lapsed	(1 834 486)	52.86	(5 954 259)	(30 416)

Balance at end of year	9 847 860	50.20	42 427 284	550 996

	SARs		PS and RS
Options and rights vested but not exercised at year end	2019	2018	2019	2018

Options and rights vested but not exercised	5 692 965	5 331 335	—	—
Weighted average option price (SA rand)	27.89	36.26	n/a	n/a